Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY

7.   EQUITY

Certain Equity Transactions

During January to June 2013 the Company issued: 4,114 shares of Common Stock (valued at $10,000) to Steven Girgenti, 4,787 shares of Common Stock (valued at $10,000) to Dr. Oscar Bronsther and $1,078 shares of Common Stock (valued at $2,500) to Lowell Rush in consideration for services provided to the Board of Directors; and 1,594 shares of Common Stock (valued at $4,688) to Alvaro Pascual-Leone, 2,261 shares of Common Stock (valued at $6,250) to Josef Zihl and 2,319 shares of Common Stock (valued at $4,688) to Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

On January 11, 2013, the Company filed a Certificate of Amendment of its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of 1 for 150 on the issued and outstanding Common Stock par value $0.0001 ("Common Stock"). On January 15, 2013 (the "Effective Date"), the Company effectuated its reverse stock split. On the Effective date, the Company implemented a one for 150 share reverse split of its Common Stock. On the Effective Date, the Company's pre-split 892,749,897 shares of Common Stock became 5,951,744 post-split shares of Common Stock, including the issuance of 66 shares of Common Stock for the round-up of partial shares. In connection with the reverse split, the Company's authorized capital was not changed. All relevant information relating to the number of shares and per share information has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

In March 2013 GreenBridge Capital Partners, IV, LLC returned to Vycor all of the 34,445 shares being sought by the Company under an action filed by the Company in July 2012. These shares have been taken into Treasury Stock.

During April and May 2013, the Company issued 47,590 and 32,152 shares of Common Stock respectively on exercise of warrants by Kenneth Coviello and Heather Vinas. The warrants had an exercise price of $1.08 and were exercisable on a cashless basis.

During April and May 2013, Fountainhead Capital Management sold 162,250 warrants to purchase Vycor Common Stock at an exercise price of $1.88 per share. These warrants were granted to Fountainhead by the Company in February 2010 and were sold by Fountainhead to 6 investors at a price of $0.10 per warrant. The warrants were immediately exercised by the investors and the Company issued 162,250 shares of Common Stock in respect of the exercise and received cash proceeds of $304,351.

During April to June 2013, the Company issued a total of 262,229 shares of Common Stock in respect of conversion of Series C Preferred Stock.

9.   EQUITY

Certain Equity Transactions

In January and February 2011, the Company issued an aggregate of 50,527 shares of common stock to three investors at a price of $2.85 per share for aggregate gross proceeds of $144,000.

During the period from January 1, 2011 through December 31, 2011, the Company issued 5,920 shares of Common Stock (valued at $20,000) to Steven Girgenti and 645 shares of Common Stock (valued at $2,174) Dr Oscar Bronsther in consideration for services provided to the Board of Directors; and 1,217 shares of Common Stock (valued at $6,250) to Alvaro Pasual-Leone, and 926 shares of Common Stock (valued at $6,250) to each of Jason Barton and Jose Romano, in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

On March 2, 2011, the Company issued warrants to seven parties to purchase 98,070 shares of the Company's common stock at a price of $4.50 per share. The warrants are exercisable over a period of three years from the date of issuance.

On March 25, 2011, in connection with the issuance by the Company of a term note for $300,000 to EuroAmerican Investment Corp, the Company issued warrants to purchase 2,667 shares of Company common stock at an exercise price of $4.50 per share for a period of three years from the date of issuance. The estimated fair value of this warrant was recorded as a debt discount at issuance and was amortized over the three-month term of the loan as interest expense.

In April 2011, the Company issued 162,965 shares of common stock together with Warrants to purchase 81,842 shares of common stock at an exercise price of $4.50 per share for a period of three years for aggregate gross proceeds of $550,000.

In April 2011, in connection with a consultancy agreement, the Company issued 120,000 shares of common stock (valued at $360,000) to Jerrald Ginder. On June 25, 2011, pursuant to an amendment to this consultancy agreement, the Company issued an additional 17,778 shares of common stock to Mr. Ginder in lieu of aggregate monthly cash payments due under the agreement totaling $60,000.

In May 2011, the Company issued 57,779 shares of common stock together with Warrants to purchase 28,889 shares of Company common stock at an exercise price of $4.50 per share for a period of three years for aggregate gross proceeds of $195,000.

On June 7, 2011, the Company completed the sale of 31.4 Units comprising Series C Convertible Preferred Shares and Warrants (the "Units") to accredited investors (the "Investors") (the "Preferred Offering") for aggregate proceeds of $1,570,000. The Units were issued pursuant to separate Series C Convertible Preferred Stock Purchase Agreements (the "Agreements") between the Company and each of the Investors.  This sale was an initial closing (the "Initial Closing") under the Agreements which allows for maximum proceeds of $3,000,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder's option or mandatorily upon the occurrence of certain events) into 14,815 shares of the Company's Common Stock ($3.38 per share) and a Warrant to purchase 7,408 shares of the Company's Common Stock at $4.50 per share (subject to adjustments) for a period of three years (the "Warrant" or "Warrants").  A total of 31.4 shares of Series C Convertible Preferred Stock convertible into 465,186 shares of the Company's Common Stock and Warrants to purchase 232,593 shares of the Company's Common Stock were issued.  On June 28, 2011, the Company completed a second closing of the Preferred Offering (the "Second Closing") with the sale of an additional 15.40 Units to Investors for aggregate proceeds of $770,000. An additional 15.40 shares of Series C Convertible Preferred Stock convertible into 228,149 shares of the common stock and Warrants to purchase 114,074 shares of the Company's common stock were issued in connection with the Second Closing.  The Company entered into a Registration Rights Agreement with the Investors with respect to the Warrants. In December 2011, by mutual consent for technical reasons, the sale of 1 unit of Series C Convertible Preferred Stock convertible into 14,815 shares of the Company's Common Stock was rescinded; the Company returned the $50,000 invested and the investor returned the preferred share and the warrants to purchase 7,408 shares of the Company's Common Stock.

On June 3, 2011, in connection with a consultancy agreement, the Company issued 103,334 shares of common stock (valued at $348,750) to GreenBridge Capital Partners IV, LLC. 68,889 of these shares remained held in escrow and are subject to clawback options, at the Company's sole descretion, exerciseable in equal tranches by April 15 and 30, 2012.

On June 6, 2011, in connection with a consultancy agreement, the Company issued 6,667 shares of common stock (valued at $22,500) to Burnham Hill Advisors, LLC.

Burnham Hill Partners LLC ("BHP") served as placement agent in connection with the sale of 24.8 Units in the Preferred Offering. Pursuant to a placement agent agreement with BHP, the Company paid BHP a cash placement fee equal to seven percent (7%) of the gross proceeds received by the Company from Units placed by BHP. Also pursuant to the placement agent agreement, the Company issued BHP Warrants (the "Placement Agent Warrants") to purchase a number of shares equal to seven percent (7%) of the number of shares of common stock issuable upon conversion of the 24.8 Units placed by BHP (25,719 shares) in the Preferred Offering. The Placement Agent Warrants are exercisable for three years from the date of issuance at an exercise price of $3.38 per share. In connection with the investor rescinding in December 2011 referred to above, the number of warrants was reduced to 24,682.

On June 30, 2011, the entire principal and unpaid interest on a Debenture dated December 3, 2010 payable to Berardino Investment Group in the original principal amount of $40,000 was converted into 14,453 shares of common stock at a conversion price of $2.85 per share.

Under the terms of a Consulting Agreement dated February 10, 2010 with Fountainhead, the Company was required to issue to Fountainhead fully vested warrants to purchase 260,425 shares of the Company's common stock should certain conditions be met during the term of the Consulting Agreement. These warrants are exercisable at $1.88 per share for a period of five years from February 2010. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011.

In July 2011 the Company issued Warrants to purchase 15,334 shares of Company common stock at an exercise price of $4.50 per share for a period of three years to Millenium Capital Corporation in respect of consulting and advisory services.

On August 4, 2011, the Company completed a final closing of the Preferred Offering (the "Final Closing") with the sale of an additional 13.2 Units to Investors for aggregate proceeds of $660,000. An additional 13.2 shares of Series C Convertible Preferred Stock convertible into 195,556 shares of the Company's Common Stock and Warrants to purchase 97,778 shares of the Company's Common Stock were issued in connection with the Final Closing. An aggregate of 60 Units were sold to Investors in the First Closing, Second Closing and Final Closing of the Preferred Offering for total proceeds of $3,000,000. A total of 60 shares of Series C Convertible Preferred Stock, convertible into an aggregate of 888,889 shares of Common Stock, and Warrants to purchase 444,444 shares of the Company's Common Stock.

In August 2011 2,858 shares of Common Stock (valued at $10,000) to McCombie Group, LLC in respect of consulting agreements.

On August 26, 2011, the Company completed a new sale of 3.8 Units comprising Series C Convertible Preferred Shares and Warrants (the "Units") to an accredited investor (the "Investor") (the " New Preferred Offering") for aggregate proceeds of $190,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder's option or mandatorily upon the occurrence of certain events) into 14,815 shares of the Company's Common Stock ($3.38 per share) and a Warrant to purchase 7,408 shares of the Company's Common Stock at $4.50 per share (subject to adjustments) for a period of three years (the "Warrant" or "Warrants").

In September 2011 the Company entered into a Consulting Agreement with Dr Oscar Bronsther with regard to certain potential clinical studies utilizing Vycor's VBAS product. Under the terms of the agreement, Dr Bronsther received warrants to purchase up to 2,667 of the Company's Common Stock for a period of three years from September 30, 2011 at a price of $4.50 per share.

On September 30, 2011 the Company issued 3,400 shares of Company common stock to Joe Simone in respect of an amendment to a previously disclosed consulting agreement.

In December 2011 the Company issued 2,687 shares of Common Stock to Fountainhead Capital Partners Limited in respect of the exercise of December 2006 warrants, and received $443.26 in cash.

On January 4, 2012, an aggregate of 95,667 restricted shares of the Company were issued to Prof. Sahraie and the University of Aberdeen, relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision.

During the period from January 1, 2012 through December 31, 2012, the Company issued 5,928 shares of Common Stock (valued at $20,000) to each of Steven Girgenti and Dr Oscar Bronsther in consideration for services provided to the Board of Directors, 3,704 shares of Common Stock (valued at $12,500) to each of Alvaro Pasual-Leone, Jason Barton and Jose Romano, and 2,778 shares of Common Stock (valued at $9,375) to Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

In April 2012 the Company issued 8,889 shares of Common Stock (valued at $30,000) to Brunella Jacs, LLC in respect of consultancy services provided the Company.

In June 2012, following the exercise of the Company’s option to repurchase shares of Common Stock from Greenbridge Capital Partners, IV, LLC, a total of 68,889 shares were repurchased into Treasury Stock at $1,033.33.

In August 2012, 137,778 shares of Common Stock previously issued to Mr. Jerrald Ginder under the terms of Consulting Agreement were returned to the Company in consideration of a full settlement of performance and amounts due under the Consulting Agreement; the shares were retired.

During the period from January 1, 2012 through December 2012, the Company issued a total of 348,152 shares of Common Stock in respect of conversion of Series C Preferred Stock.

During the period from May 1, 2012 through December 31 2012, the Company issued a total of 50,372 shares of Common Stock at $3.375 for a total consideration of $170,000 to four investors.

On November 30, 2012 the Company made a charitable donation of 14,815 shares of Common Stock valued at $16,667 to The Fiducuary Foundation.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares 140,000 and 93,334 Common Shares valued at $157,500 and $105,000 respectively.